INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income (loss) from continuing operations before the provision for income taxes consisted of the following:

	Year ended December 31,
	2012	2011	2010
Domestic	$(3,402,000)	$(14,880,000)	$10,212,000
Foreign	10,243,000	20,001,000	—
Total	$6,841,000	$5,121,000	$10,212,000

The (benefit from) provision for income taxes consisted of the following:

	Year ended December 31,
	2012	2011	2010
Federal
Current	$—	$—	$(2,450,000)
Deferred	(2,730,000)	(4,523,000)	5,583,000
	(2,730,000)	(4,523,000)	3,133,000
State
Current	59,000	59,000	18,000
Deferred	1,379,000	(149,000)	576,000
	1,438,000	(90,000)	594,000
Foreign
Current	449,000	2,599,000	—
Deferred	635,000	—	—
	1,084,000	2,599,000	—
Total	$(208,000)	$(2,014,000)	$3,727,000

A reconciliation of the statutory federal income tax rate of 34% with Kennedy-Wilson’s effective income tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Tax computed at the statutory rate	$2,326,000	$1,741,000	$3,472,000
State income taxes, net of federal benefit	152,000	(59,000)	393,000
Non-vested stock expense	—	(54,000)	—
Taxing authority settlement	—	809,000	—
Foreign rate differential	(2,405,000)	(4,246,000)	—
Capitalized transaction costs	—	—	—
Adjustment to investment basis	—	—	—
Extinguishment of debt	—	—	818,000
Noncontrolling interest and other	(880,000)	(385,000)	(956,000)
Other	197,000	180,000	—
Valuation allowance	402,000	—	—
(Benefit from) provision for income taxes	$(208,000)	$(2,014,000)	$3,727,000

Cumulative tax effects of temporary differences are shown below at December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011
Deferred tax assets:
Accrued reserves	$204,000	$210,000
Stock option expense	3,103,000	1,833,000
Net operating loss carryforward and credits	26,334,000	20,935,000
Marketable securities	(1,250,000)	2,564,000
Hedging transactions	(391,000)	2,426,000
Total deferred tax assets	28,000,000	27,968,000
Deferred tax liabilities:
Depreciation and amortization	7,919,000	7,447,000
Prepaid expenses and other	1,475,000	581,000
Investment basis and reserve differences	32,384,000	28,355,000
Foreign currency translation	6,163,000	7,667,000
Capitalized interest	2,328,000	2,355,000
Valuation allowance	402,000	—
Total deferred tax liabilities	50,671,000	46,405,000
Net deferred tax liability	$22,671,000	$18,437,000

Based upon the level of historical taxable income and projections for future taxable income over the periods which Kennedy-Wilson’s gross deferred tax assets are deductible, management believes it is more likely than not Kennedy-Wilson will realize the benefits of these deductible differences at December 31, 2012.
As of December 31, 2012 Kennedy Wilson had federal net operating losses of $71.1 million. These net operating losses begin to expire in the year 2030. As of December 31, 2012 there were also California net operating loss carryforwards of approximately $32.8 million. The California net operating losses begin to expire after the year 2028. In addition, Kennedy Wilson has $7.2 million of other state net operating losses. We believe that it is more likely than not that certain state net operating losses will expire before the Kennedy Wilson can realize the benefit of the losses. We have provided a valuation allowance of $0.4 million as of December 31, 2012 for certain state net operating losses.
Presently a deferred tax liability for undistributed earnings of subsidiaries located outside the United States has not been recorded. These earnings may become taxable upon a payment of a dividend or as a result of a sale or liquidation of the subsidiaries. At this time we don't have plans to repatriate income from our foreign subsidiaries, however to the extent that are able to repatriate such earnings in a tax free manner, or in the event of a change in our capital situation or investment strategy, it is possible that the foreign subsidiaries may pay a dividend which would impact our effective tax rate. Unremitted earnings of foreign subsidiaries, which have been, or are intended to be permanently invested, aggregated approximately $34.2 million as of December 31, 2012. If these subsidiaries' earnings were repatriated to the United States additional US domestic taxes of $7.4 million would be incurred.
There were no gross unrecognized tax benefits at December 31, 2012 and December 31, 2011. Management has considered the likelihood and significance of possible penalties associated with Kennedy-Wilson's current and intended filing positions and has determined, based on its assessment, that such penalties, if any, would not expected to be significant.
Kennedy-Wilson's federal income tax returns remain open to examination for the years 2008 through 2012. Kennedy-Wilson is currently under examination for 2008, 2009 and 2010.

For income tax purposes, distributions paid to common stockholders and preferred shareholder are return of capital for the year ended December 31, 2012.